Schedule of Transactions Between the Company and NMC (Details) (USD $)	12 Months Ended		154 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
DOSA Consulting, LLC [Member]
Equipment purchases	$ 3,635	$ 0
NMC [Member]
Reimbursement of expenses	39,438	62,362
Consulting services provided	420,000	420,000
Mineral and exploration expense related party	459,438	482,362
Equipment purchases	25,000	50,000
Related Party Transactions [Member]
Mineral and exploration expense related party	459,438	482,362	4,046,397
General [Member]
Mineral and exploration expense related party	$ 2,626,256	$ 2,594,059	$ 17,252,012